Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Feb. 16, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with the final rule adopted by the SEC in August 2022 implementing Section 953(a) of the Dodd-Frank Act, we are providing the following table that sets forth certain compensation measures for certain of our NEOs alongside certain performance metrics for the Company and certain of its industry peers:

										Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for CEO(1)	Summary Compensation Table Total for Former CEO(1)	Compensation Actually Paid to CEO(2)	Compensation Actually Paid to Former CEO(2)	Average SCT Total for Non-CEO NEOs(3)	Average SCT Total for Non-CEO NEOs(4)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)	Average Compensation Actually Paid to Non-CEO NEOs(2)(4)	Total Shareholder Return(5)	S&P BDC Index Total Shareholder Return	Net Investment Income ($ in thousands)	Dividend Yield on NAV per Share(6)
2025	$3,424,639	$4,464,475	$2,989,288	$4,540,908	$2,141,194	$3,157,986	$1,890,602	$2,759,957	$299.30	$179.56	$118,182	15.1%
2024	—	3,809,514	—	4,987,139	—	2,516,518	—	3,307,026	300.18	180.56	110,005	15.1
2023	—	3,479,216	—	2,679,245	—	2,241,018	—	1,685,817	215.67	157.73	68,711	13.5
2022	—	3,164,276	—	3,352,122	—	2,329,343	—	2,435,312	247.81	191.41	42,687	15.7
2021	—	2,581,472	—	3,799,237	—	2,058,181	—	3,079,612	212.00	174.09	31,671	13.5

Company Selected Measure Name			Dividend yield on NAV
Named Executive Officers, Footnote			For 2025, CEO refers to Michael S. Sarner and former CEO refers to Bowen S. Diehl. On February 17, 2025, Mr. Sarner, a non-CEO NEO, succeeded Mr. Diehl as the CEO. Mr. Diehl served as CEO in 2024, 2023, 2022, and 2021. During the period in 2025 in which Michael S. Sarner was CEO, the Non-CEO NEOs were Chris T. Rehberger and Joshua S. Weinstein. (4)During the period in 2025 in which Bowen S. Diehl was CEO, the Non-CEO NEOs were Michael S. Sarner and Joshua S. Weinstein. The Non-CEO NEOs for 2024, 2023 and 2022 were Michael S. Sarner and Joshua S. Weinstein. The Non-CEO NEO for 2021 was Michael S. Sarner.
PEO Total Compensation Amount	$ 3,424,639	$ 4,464,475		$ 3,809,514	$ 3,479,216	$ 3,164,276	$ 2,581,472
PEO Actually Paid Compensation Amount	2,989,288	4,540,908		4,987,139	2,679,245	3,352,122	3,799,237
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our CEO or Other NEOs. These amounts reflect the Summary Compensation Table Total (SCT) with certain adjustments as set forth in the following reconciliation table:

Name	Fiscal Year	SCT Total	SCT Stock Awards	Fair Value of Stock Awards Granted in the Covered Year	Change in Fair Value of Unvested Stock Awards from Prior Years	Fair Value of Stock Awards Granted and Vested in the Covered Year	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	Fair Value of Stock Awards Forfeited	Compensation Actually Paid
CEO(1)	2025	$3,424,639	$(1,965,000)	$1,674,000	$(202,343)	$—	$57,992	$—	$2,989,288
Former CEO(1)	2025	4,464,475	—	—	—	—	76,433	—	4,540,908
	2024	3,809,514	(1,700,254)	2,136,876	624,947	—	116,056	—	4,987,139
	2023	3,479,216	(1,347,186)	1,127,199	(435,486)	—	(144,498)	—	2,679,245
	2022	3,164,276	(1,260,437)	1,083,702	116,138	—	248,443	—	3,352,122
	2021	2,581,472	(1,011,549)	1,476,543	580,766	—	172,005	—	3,799,237
NEO Average to CEO(3)	2025	2,141,194	(1,113,500)	948,600	(117,200)	—	31,508	—	1,890,602
NEO Average to Former CEO(4)	2025	3,157,986	(1,768,500)	1,506,600	(187,682)	—	51,553	—	2,759,957
	2024	2,516,518	(1,105,160)	1,388,962	427,257	—	79,449	—	3,307,026
	2023	2,241,018	(865,544)	724,206	(313,790)	—	(100,073)	—	1,685,817
	2022	2,329,343	(992,593)	853,414	77,290	—	167,858	—	2,435,312
	2021	2,058,181	(842,900)	1,230,478	490,818	—	143,035	—	3,079,612

Non-PEO NEO Average Total Compensation Amount	2,141,194	3,157,986		2,516,518	2,241,018	2,329,343	2,058,181
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,890,602	$ 2,759,957		3,307,026	1,685,817	2,435,312	3,079,612
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our CEO or Other NEOs. These amounts reflect the Summary Compensation Table Total (SCT) with certain adjustments as set forth in the following reconciliation table:

Name	Fiscal Year	SCT Total	SCT Stock Awards	Fair Value of Stock Awards Granted in the Covered Year	Change in Fair Value of Unvested Stock Awards from Prior Years	Fair Value of Stock Awards Granted and Vested in the Covered Year	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	Fair Value of Stock Awards Forfeited	Compensation Actually Paid
CEO(1)	2025	$3,424,639	$(1,965,000)	$1,674,000	$(202,343)	$—	$57,992	$—	$2,989,288
Former CEO(1)	2025	4,464,475	—	—	—	—	76,433	—	4,540,908
	2024	3,809,514	(1,700,254)	2,136,876	624,947	—	116,056	—	4,987,139
	2023	3,479,216	(1,347,186)	1,127,199	(435,486)	—	(144,498)	—	2,679,245
	2022	3,164,276	(1,260,437)	1,083,702	116,138	—	248,443	—	3,352,122
	2021	2,581,472	(1,011,549)	1,476,543	580,766	—	172,005	—	3,799,237
NEO Average to CEO(3)	2025	2,141,194	(1,113,500)	948,600	(117,200)	—	31,508	—	1,890,602
NEO Average to Former CEO(4)	2025	3,157,986	(1,768,500)	1,506,600	(187,682)	—	51,553	—	2,759,957
	2024	2,516,518	(1,105,160)	1,388,962	427,257	—	79,449	—	3,307,026
	2023	2,241,018	(865,544)	724,206	(313,790)	—	(100,073)	—	1,685,817
	2022	2,329,343	(992,593)	853,414	77,290	—	167,858	—	2,435,312
	2021	2,058,181	(842,900)	1,230,478	490,818	—	143,035	—	3,079,612

Compensation Actually Paid vs. Total Shareholder Return
The graph below reflects the relationship between "Compensation Actually Paid to CEO" to "Average Compensation Actually Paid to Non-CEO NEOs" and total shareholder return for the Company and S&P BDC Index Total Shareholder Return. For purposes of the graph below, the "Compensation Actually Paid to CEO" for 2025 reflects the compensation actually paid to Mr. Diehl as CEO for the period from April 1, 2024 through February 17, 2025 and the compensation actually paid to Mr. Sarner as CEO for the period from February 17, 2025 (when he succeeded Mr. Diehl as CEO) through March 31, 2025.

Compensation Actually Paid vs. Net Income
The graph below reflects the relationship between "Compensation Actually Paid to CEO" to "Average Compensation Actually Paid to Non-CEO NEOs" and net investment income per share. For purposes of the graph below, the "Compensation Actually Paid to CEO" for 2025 reflects the compensation actually paid to Mr. Diehl as CEO for the period from April 1, 2024 through February 17, 2025 and the compensation actually paid to Mr. Sarner as CEO for the period from February 17, 2025 (when he succeeded Mr. Diehl as CEO) through March 31, 2025.

Compensation Actually Paid vs. Company Selected Measure
The graph below reflects the relationship between "Compensation Actually Paid to CEO" to "Average Compensation Actually Paid to Non-CEO NEOs" and dividend yield on NAV per share. For purposes of the graph below, the "Compensation Actually Paid to CEO" for 2025 reflects the compensation actually paid to Mr. Diehl as CEO for the period from April 1, 2024 through February 17, 2025 and the compensation actually paid to Mr. Sarner as CEO for the period from February 17, 2025 (when he succeeded Mr. Diehl as CEO) through March 31, 2025.

Total Shareholder Return Vs Peer Group
The graph below reflects the relationship between "Compensation Actually Paid to CEO" to "Average Compensation Actually Paid to Non-CEO NEOs" and total shareholder return for the Company and S&P BDC Index Total Shareholder Return. For purposes of the graph below, the "Compensation Actually Paid to CEO" for 2025 reflects the compensation actually paid to Mr. Diehl as CEO for the period from April 1, 2024 through February 17, 2025 and the compensation actually paid to Mr. Sarner as CEO for the period from February 17, 2025 (when he succeeded Mr. Diehl as CEO) through March 31, 2025.

Tabular List, Table			total distributions paid to shareholders; •distributable net investment income; •portfolio growth (based upon the fair value of investments); •portfolio non-accruals; and •operating leverage.
Total Shareholder Return Amount			$ 299.30	300.18	215.67	247.81	212.00
Peer Group Total Shareholder Return Amount			179.56	180.56	157.73	191.41	174.09
Net Income (Loss)			$ 118,182,000	$ 110,005,000	$ 68,711,000	$ 42,687,000	$ 31,671,000
Company Selected Measure Amount			0.151	0.151	0.135	15.7	13.5
PEO Name	Michael S. Sarner	Bowen S. Diehl		Bowen S. Diehl	Bowen S. Diehl	Bowen S. Diehl	Bowen S. Diehl
Additional 402(v) Disclosure	Total Shareholder Return represents the value of a hypothetical $100 investment beginning at market close on the last trading day of fiscal year ended March 31, 2020, assuming reinvestment of all dividends.
As described above, restrictions imposed by the 1940 Act restrict the Compensation Committee’s ability to use nondiscretionary or formulaic Company performance goals or criteria to determine executive incentive compensation. However, the Compensation Committee considers several financial performance metrics, along with other factors including operational goals and individual performance criteria, in determining the appropriate compensation for NEOs. Subject to the foregoing restrictions imposed by the 1940 Act, in the Company’s assessment, the following list of performance measures represent the most important performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance:
Other key metrics considered by the Compensation Committee when determining the appropriate compensation for NEOs include net origination activities, maintenance of liquidity and capital flexibility and individual contributions to corporate objectives.

Measure:: 1
Pay vs Performance Disclosure
Name			Dividend yield on NAV
Non-GAAP Measure Description			Dividend yield on NAV per share is calculated by dividing total dividends paid by beginning NAV per share.
Measure:: 2
Pay vs Performance Disclosure
Name			total distributions paid to shareholders
Measure:: 3
Pay vs Performance Disclosure
Name			distributable net investment income
Measure:: 4
Pay vs Performance Disclosure
Name			portfolio growth (based upon the fair value of investments)
Measure:: 5
Pay vs Performance Disclosure
Name			portfolio non-accruals
Measure:: 6
Pay vs Performance Disclosure
Name			operating leverage.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,965,000)	$ 0		$ (1,700,254)	$ (1,347,186)	$ (1,260,437)	$ (1,011,549)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,674,000	0		2,136,876	1,127,199	1,083,702	1,476,543
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(202,343)	0		624,947	(435,486)	116,138	580,766
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,992	76,433		116,056	(144,498)	248,443	172,005
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,113,500)	(1,768,500)		(1,105,160)	(865,544)	(992,593)	(842,900)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	948,600	1,506,600		1,388,962	724,206	853,414	1,230,478
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,200)	(187,682)		427,257	(313,790)	77,290	490,818
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,508	51,553		79,449	(100,073)	167,858	143,035
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0